Mineral Properties (Details Narrative1) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 21, 2021	Sep. 16, 2021	Apr. 29, 2021	Dec. 31, 2021	Sep. 30, 2021
Common Shares Received, Amount				$ 1,329,710
Initial Amount Paid On Signing Loi				$ 150,000
Common Shares Issued, Shares				28,176,951
Expenditure In Exploration				$ 10,671
Fish Lake Property [Member]
Common Shares Received, Amount				1,329,710
San Emidio [Member]
Common Shares Received, Amount				51,260
Altura [Member] | Fish Lake Property [Member]
Initial Amount Paid On Signing Loi	$ 50,000		$ 50,000		$ 150,000
Ownership Percentage	60.00%		60.00%
Amount Paid For Acquisition	$ 675,000		$ 675,000
Common Stock Issued, Amount	500,000		500,000	50,000
Expenditure In Exploration	$ 2,000,000		$ 2,000,000
Exploration Expenditure Term			4 years
Agreement Entering Date			Jul. 31, 2021
Due Deligence Date Of Agreement			Aug. 31, 2021
Surge Battery Metals [Member] | San Emidio [Member]
Initial Amount Paid On Signing Loi		$ 50,000		$ 50,000
Common Shares Issued, Shares		200,000		200,000
Ownership Percentage		80.00%
Expenditure In Exploration		$ 1,000,000
Joint Venture Description		Optionee will be deemed to have earned an undivided 80% interest in the property, and a Joint Venture will before. Should either party not contribute once the JV commences their interest will be diluted until such point that should they eventually own less than 10% their interest will revert to a 2.5% Net Smelter Revenue
Surge Battery Metals [Member] | San Emidio [Member] | Closing Date [Member]
Common Shares Issued, Shares		200,000
Amount Paid For Acquisition		$ 50,000
Surge Battery Metals [Member] | San Emidio [Member] | First Anniversary [Member]
Amount Paid For Acquisition		70,000
Common Stock Issued, Amount		30,000
Expenditure In Exploration		100,000
Surge Battery Metals [Member] | San Emidio [Member] | Second Anniversary [Member]
Amount Paid For Acquisition		70,000
Common Stock Issued, Amount		30,000
Expenditure In Exploration		250,000
Surge Battery Metals [Member] | San Emidio [Member] | Third Anniversary [Member]
Amount Paid For Acquisition		70,000
Common Stock Issued, Amount		50,000
Expenditure In Exploration		450,000
Surge Battery Metals [Member] | San Emidio [Member] | Fourth Anniversary [Member]
Amount Paid For Acquisition		70,000
Common Stock Issued, Amount		70,000
Expenditure In Exploration		700,000
Surge Battery Metals [Member] | San Emidio [Member] | Fifth Anniversary [Member]
Amount Paid For Acquisition		70,000
Common Stock Issued, Amount		90,000
Expenditure In Exploration		$ 1,000,000